Offerings	Feb. 24, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior debt securities
Fee Rate	0.01531%
Offering Note	1.a. The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities that are issuable upon the redemption, exercise, conversion, exchange or settlement of any securities registered hereunder. 1.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 1.c. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	2.a. The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities that are issuable upon the redemption, exercise, conversion, exchange or settlement of any securities registered hereunder. 2.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 2.c. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	3.a. The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities that are issuable upon the redemption, exercise, conversion, exchange or settlement of any securities registered hereunder. 3.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 3.c. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary shares
Fee Rate	0.01531%
Offering Note	4.a. The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities that are issuable upon the redemption, exercise, conversion, exchange or settlement of any securities registered hereunder. 4.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 4.c. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	5.a. The securities registered hereunder may be sold either separately, together or as units comprising more than one type of security registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities that are issuable upon the redemption, exercise, conversion, exchange or settlement of any securities registered hereunder. 5.b. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 5.c. An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices and as may be issued upon redemption, exercise, conversion, exchange or settlement of any securities registered hereunder, including under any applicable antidilution provisions.